Fair Value of Foreign Pension Plan Assets by Plan Category (Detail) (Foreign plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	¥ 422,500	¥ 395,565	¥ 379,648
Cash and cash equivalents
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	3,130	4,266
Short-term investments
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	10,616	5,919
Equity securities
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	131,150	140,461
Corporate bonds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	46,207	44,885
Government, agency and local bonds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	42,198	44,692
Pooled Funds | Real Estate
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	15,190	11,698
Pooled Funds | Private Equity Funds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	10,030	7,952
Pooled Funds | Hedge Funds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	19,726	7,148
Pooled Funds | Commingled and Other Mutual Funds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	139,150	119,933
Derivative instruments
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	73	(175)
Asset backed securities
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	5,030	8,786
Level 1
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	137,197	147,495
Level 1 | Cash and cash equivalents
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	3,130	4,266
Level 1 | Short-term investments
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	125	235
Level 1 | Equity securities
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	130,929	140,404
Level 1 | Government, agency and local bonds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	3,013	2,597
Level 1 | Derivative instruments
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets		(7)
Level 2
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	238,545	219,676
Level 2 | Short-term investments
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	10,491	5,684
Level 2 | Equity securities
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	221	57
Level 2 | Corporate bonds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	46,207	44,838
Level 2 | Government, agency and local bonds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	39,185	41,995
Level 2 | Pooled Funds | Commingled and Other Mutual Funds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	137,310	118,579
Level 2 | Derivative instruments
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	101	(169)
Level 2 | Asset backed securities
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	5,030	8,692
Level 3
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	46,758	28,394	15,478
Level 3 | Corporate bonds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets		47
Level 3 | Government, agency and local bonds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets		100
Level 3 | Pooled Funds | Real Estate
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	15,190	11,698	5,366
Level 3 | Pooled Funds | Private Equity Funds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	10,030	7,952	5,228
Level 3 | Pooled Funds | Hedge Funds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	19,726	7,148
Level 3 | Pooled Funds | Commingled and Other Mutual Funds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	1,840	1,354	27
Level 3 | Derivative instruments
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	(28)	1
Level 3 | Asset backed securities
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets		¥ 94